GENERAL AND ADMINISTRATIVE EXPENSES (Tables)	12 Months Ended
Dec. 31, 2016
General And Administrative Expenses [Abstract]
Schedule of General And Administrative Expenses [Table Text Block]

	Year ended December 31
	2016	2015	2014
	US Dollars

Salaries and related expenses	45,717	12,328	-
Stock-based compensation	162,124	219,239	-
Rent and maintenance	4,937	6,208	26,715
Office	4,827	3,995	3,697
Communication and investor relations	9,622	16,945	1,126
Professional fees (*)	156,268	193,794	22,522
Vehicle	22,343	-	-
Other	5,144	4,448	10,312
(*) includes listing expenses	410,982	456,957	64,372